Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Net loss	$ (3,856,353)	$ (11,495,017)	$ (6,136,865)
Items not affecting cash
Depreciation (Note 5)	381,385	396,814	452,303
Stock-based compensation (Note 11)	1,748,607	1,153,882	2,323,845
Deferred share units (Note 12)	20,807	39,547	36,727
Fair value adjustment of derivative liabilities (Note 7 and 14)		3,889,683	(3,841,233)
Write-down on long lived assets (Note 5)			107,123
Accreted interest (Note 7)	127,261	96,556
Unrealized foreign exchange loss (gain)	3,057	306,625	(145,724)
Accounts receivable	464,611	(1,472,966)	605
Investment tax credits	(145,436)	106,744	96,264
Prepaid expenses, sundry and other assets	(102,130)	(181,402)	(10,206)
Accounts payable and accrued liabilities	(356,722)	232,738	(430,109)
Deferred revenue			(107,091)
Cash flows used in operating activities	(1,714,913)	(6,926,796)	(7,654,361)
Repayment of related party loans (Note 7)	(739,208)
Repayment of capital lease obligations	(53,557)	(49,989)	(44,364)
Issuance of shares on exercise of stock options (Note 11)	116,984	5,965
Issuance of common shares on at-the-market financing, gross (Note 10)	6,571,673
Proceeds from issuance of shares and warrants, gross		6,196,800	5,000,000
Share issuance cost (Note 10)	(719,837)	(836,099)	(779,271)
Cash flows provided from financing activities	5,957,275	7,328,420	4,363,865
Proceeds from issuance of shares on exercise of warrants (Note 14)	781,220	511,743	187,500
Proceeds from convertible debenture (Note 7)		1,500,000
Investing activity
Purchase of property and equipment	(768,973)	(122,017)	(1,036,092)
Cash flows used in investing activities	(768,973)	(122,017)	(1,036,092)
Effect of foreign exchange (gain) loss on cash held in foreign currency		(16,037)	6,516
Increase (decrease) in cash and cash equivalents	3,473,389	263,570	(4,320,072)
Cash and cash equivalents, beginning of year	760,586	497,016	4,817,088
Cash and cash equivalents, end of year	4,233,975	760,586	497,016
Supplemental cash flow information
Interest paid	213,637	176,311	39,173
Taxes paid